Consolidated statement of cashflows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Payment to suppliers and employees	$ (15,089)	$ (6,487)	$ (6,745)
Interest and other finance costs paid	(7)	0	(28)
Net cash flows used in operating activities (inclusive of GST)	(15,096)	(6,487)	(6,773)
Cash flows from investing activities
Expenditure on mining exploration	(36,384)	(23,677)	(45,080)
Purchase of equipment	(4)	(6)	(21)
Interest received	69	39	747
Net cash flows used in investing activities	(36,319)	(23,644)	(44,354)
Cash flows from financing activities
Proceeds from the issue of shares	95,584	80,000	40,000
Proceeds from exercise of options	7,900	0	578
Equity raising expenses	(2,697)	(3,515)	(1,799)
Payments of lease liability	(228)	(107)	(103)
Net cash flows received from financing activities	100,559	76,378	38,676
Net increase (decrease) in cash held	49,144	46,247	(12,451)
Cash at the beginning of the financial year	83,078	38,268	48,604
Effect of exchange rate fluctuations on balances of cash held in USD	4,386	(1,437)	2,115
Closing cash carried forward	$ 136,568	$ 83,078	$ 38,268